CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($)	3 Months Ended		9 Months Ended
	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2022	Nov. 30, 2021
Income Statement [Abstract]
Revenues	$ 402,399	$ 373,897	$ 1,055,040	$ 1,075,803
Cost of Goods Sold	125,960	143,424	453,898	296,304
Gross Profit	276,439	230,473	601,142	779,499
Operating expenses:
Research and development (Note 10)	813,313	982,446	2,800,834	2,316,383
General and administrative	2,123,768	3,964,512	6,762,602	8,455,224
Depreciation and amortization	92,855	67,927	332,643	153,261
Operating lease cost and rent	61,005	103,115	194,653	207,201
(Gain) loss on disposal of fixed assets				(29,125)
Total operating expenses	3,090,941	5,118,000	10,090,732	11,102,944
Loss from operations	(2,814,502)	(4,887,527)	(9,489,590)	(10,323,445)
Other income (expense), net:
Change in fair value of derivative liabilities			3,595	372,502
Interest expense	(1,271,158)	(2,050,254)	(3,448,208)	(4,812,477)
Gain (loss) on settlement of debt		(156,661)	3,992	(33,068,313)
Total other income (expense), net	(1,271,158)	(2,206,915)	(3,440,621)	(37,508,288)
Net Loss	$ (4,085,660)	$ (7,094,442)	$ (12,930,211)	$ (47,831,733)
Net income (loss) per share - basic	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.01)
Net income ( loss) per share - diluted	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.01)
Weighted average common share outstanding - basic	5,140,405,652	4,183,357,145	4,969,080,716	4,162,382,783
Weighted average common share outstanding - diluted	5,140,405,652	4,183,357,145	4,969,080,716	4,162,382,783